Expense Example - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class I	May 30, 2024 USD ($)
Expense Example:
1 year	$ 18
3 years	64
5 years	114
10 years	$ 264